Summary Of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Significant Accounting Policies [Line Items]
Summary Of Significant Accounting Policies
(2)	Summary of Significant Accounting Policies

(a)	Basis of Presentation
The accompanying unaudited condensed consolidated financial statements comprise the financial statements of the Company and its subsidiaries for the period January 3, 2023 to March 31, 2023 (Successor) and the Condensed Consolidated Statement of Financial Position of TWMH and its subsidiaries as of December 31, 2022 (Predecessor) and the Condensed Consolidated Statement of Operations of TWMH for the period January 1, 2022 to March 31, 2022 (Predecessor). The condensed consolidated financial statements have been prepared under the accrual basis of accounting in accordance with U.S. generally accepted accounting principles (“GAAP”) and conforms to prevailing practices within the financial services industry, as applicable to the Company. The notes are an integral part of the Company’s condensed consolidated financial statements. In the opinion of management, all adjustments necessary for a fair presentation of the Company’s condensed consolidated financial statements have been included and are of a normal and recurring nature.
The condensed consolidated financial statements include the accounts of the Company and its subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation. Certain prior period presentations and disclosures, while not required to be recast, may be reclassified to ensure comparability with current period classifications.

(b)	Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make assumptions and estimates that affect the amounts reported in the condensed consolidated financial statements of the Company. The most critical of these estimates are related to (i) the fair value of the investments held by the products the Company manages, as for many products, this impacts the amount of revenues the Company recognizes each period; (ii) the fair values of the Company’s investments and liabilities with respect to the Tax Receivable Agreement (“TRA”), warrants and
Earn-out
Securities, as changes in these fair values have a direct impact on the Company’s consolidated net income (loss); (iii) the estimate of future taxable income, which impacts the realizability and carrying amount of the Company’s deferred income tax assets; (iv) the qualitative and quantitative assessments of whether impairments of acquired intangible assets and goodwill exist; and (v) the determination of whether to consolidate a variable interest entity (“VIE”); and (vi) fair value of assets acquired and liabilities assumed in business combinations, including assumptions with respect to future cash inflows and outflows, discount rates, assets useful lives, market multiples, the allocation of purchase price consideration in the business combination valuation of acquired assets and liabilities, the estimated useful lives of intangible assets, goodwill impairment testing; assumptions used to calculate equity-based compensation, and the realization of deferred tax assets. Inherent in such estimates are judgements relating to future cash flows, which include the Company’s interpretation of current economic indicators and market valuations, and assumptions about the Company’s strategic plans with regard to its operations. While management believes that the estimates utilized in preparing the condensed consolidated financial statements are reasonable and prudent, actual results could differ materially from those estimates.

(c)	Consolidation
The Company consolidates those entities in which it has a direct or indirect controlling financial interest based on either a variable interest model or voting interest model. The Company determines whether an entity should be consolidated by first evaluating whether it holds a variable interest in the entity. Entities that are not VIEs are further evaluated for consolidation under the voting interest model (“VOE” model).
An entity is considered to be a VIE if any of the following conditions exist: (a) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support, (b) the holders of equity investment at risk, as a group, lack either the direct or indirect ability through voting rights or similar rights to make decisions that have a significant effect on the success of the entity or the obligation to absorb the expected losses or right to receive the expected residual returns, or (c) the voting rights of some equity investors are disproportionate to their obligation to absorb losses of the entity, their rights to receive returns from an entity, or both and substantially all of the entity’s activities either involve or are conducted on behalf of an investor with disproportionately few voting rights.
Fees that are customary and commensurate with the level of services provided by the Company, and where the Company does not hold other economic interests in the entity that would absorb more than an insignificant amount of the expected losses or returns of the entity, are not considered a variable interest. The Company factors in all economic interests, including proportionate interests through related parties, to determine if fees are considered a variable interest. Where the Company’s interests in funds are primarily management fees and insignificant direct or indirect equity interests through related parties, the Company is not considered to have a variable interest in such entities.
The Company consolidates all VIEs for which it is the primary beneficiary. An entity is determined to be the primary beneficiary if it holds a controlling financial interest, which is defined as having (a) the power to direct the activities of the VIE that most significantly impact the entity’s economic performance and (b) the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE. The Company does not consolidate any of the products it manages as it does not hold any direct or indirect interests in such entities that could expose the Company to an obligation to absorb losses of an entity or the right to receive benefits from an entity that could potentially be significant to such entities.
The Company determines whether it is the primary beneficiary of a VIE at the time it becomes involved with a VIE and continuously reconsiders that conclusion. In evaluating whether the Company is the primary beneficiary, the Company evaluates its direct and indirect economic interests in the entity. The consolidation analysis is generally performed qualitatively, however, if the primary beneficiary is not readily determinable, a quantitative analysis may also be performed. This analysis requires judgment, including: (1) determining whether the equity investment at risk is sufficient to permit the entity to finance its activities without additional subordinated financial support, (2) evaluating whether the equity holders, as a group, can make decisions that have a significant effect on the success of the entity, (3) determining whether two or more parties’ equity interests should be aggregated, (4) determining whether the equity investors have proportionate voting rights to their obligations to absorb losses or rights to receive returns from an entity and (5) evaluating the nature of relationships and activities of the parties involved in determining which party within a related-party group is most closely associated with a VIE and therefore would be deemed the primary beneficiary.
Under the voting interest model, the Company consolidates those entities it controls through a majority voting interest. The Company will generally not consolidate those voting interest entities where a single investor or simple majority of third-party investors with equity have the ability to exercise substantive kick-out
or participation rights.

(d)	Revenue Recognition
The Company recognizes revenue in accordance with ASC 606,
Revenue from Contracts with Customers.
Revenue is recognized when the Company transfers promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled to in exchange for those goods or services. ASC 606 includes a five-step framework that requires an entity to: (i) identify the contract(s) with a customer, which includes assessing the collectability of the consideration to which it will be entitled in exchange for the goods or services transferred to the customer, (ii) identify the performance obligation in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligation in the contract, and (v) recognize revenue when the entity satisfies a performance obligation.
Management/Advisory Fees
Revenues from contracts with customers consist of investment management, trustee, and custody fees. Pursuant to ASC 606, the Company recognizes revenue at the time of transfer of promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. Under this standard, revenue is based on a contract with a determinable transaction price and a distinct performance obligation with probable collectability. Revenues cannot be recognized until the performance obligation is satisfied and control is transferred to the customer.
Investment management, trustee and custody fees are recognized over the period in which the investment management services are performed, using a time-based output method to measure progress. The amount of revenue varies from one reporting period to another as levels of AUA change (from inflows, outflows, and market movements) and the number of days in the reporting period change.
For services provided to each client account, the Company charges an investment management fee, inclusive of custody and/or trustee fees, based on the fair value of the AUA of such account representing a single performance obligation. For assets for which valuations are not available on a daily basis, the most recent valuation provided to the Company is used as the fair value for the purpose of calculating the quarterly fee. In certain circumstances, fixed fees are charged to customers on a monthly basis. The nature of the Company’s performance obligation is to provide a series of distinct services in which the customer receives the benefits of the services over time. The Company’s performance obligation is satisfied at the end of each month or quarter, as applicable to the contract with the customer.
Fees are charged on a mixture of methodologies that include quarterly in arrears based upon the market value at the end of the quarter, quarterly based on the average daily balance, or monthly. Receivable balances from contracts with customers are included in the fees receivable line in the Condensed Consolidated Statement of Financial Position. There were no write-offs of such fees receivable as of March 31, 2023 (Successor), and December 31, 2022 (Predecessor).
Our FOS business is also included in this line item. FOS fees are generally structured to reflect an annual agreed upon fee or they can be structured on a project/time-based fee. FOS fees are typically billed quarterly in arrears. We also generate FOS project/time-based fees arising from accounting, administration fees, set up, FATCA, and other non-investment
advisory services.
Incentive Fees
The Company is entitled to incentive fees if targeted returns have been achieved in accordance with customer contracts. Incentive fees are calculated using a percentage of net profit from the amount the customers earn. Incentive fees are variable consideration that is generally calculated as applicable to the contract with the customer. We recognize our incentive fees when it is no longer probable that a significant reversal of revenue will occur. Our incentive fees are not subject to clawback provisions.
Distributions from Investments
The Company has equity interests in three entities pursuant to which it is entitled to distributions based on the terms of the respective arrangements. Distributions from each investment will be recorded upon receipt of the distribution. These distributions are recurring under investment agreements and are structured as either a profit or revenue share of the investment’s management and incentive fees.
Other Fees and Income
The Company generates fees for advising on capital market transactions such as mergers and acquisitions and capital raising as part of its merchant banking division. Merchant banking fees are primarily success-based fees that are typically a percentage of the financial outcome or target achieved in the merger, acquisition, or capital raising. Revenue is recognized at a point in time upon closing of the transaction or upon the final deliverable. Additionally, the Company may receive upfront non-refundable
retainer fees to provide future services to clients, which are recognized over the course of the service period.
The Company generates arrangement fees in its
co-investment
division by arranging private debt or equity financing, generally in connection with an acquisition or an investment. Arrangement fees are typically 50 to 100 basis points of equity value contributed into a transaction. Acquisition fees are typically payable where there are no agency fees or where there is an off-market
transaction sourced by the team. Such acquisition fees are usually in the range of 50 to 100 basis points of the purchase price of the relevant acquisition. The equity structures are long-term (five to ten years) closed-ended structures with fees normally ranging between 50 and 175 basis points of the equity value committed or drawn. The debt structure terms are generally between 12 and 36 months. The investment adviser, general partner or other entity entitled to fees in respect of each of our co-
investments receives such fees either monthly, quarterly or annually.

(e)	Cash and Cash Equivalents
Cash and cash equivalents primarily consist of cash and money market funds. Cash balances maintained by consolidated VIEs are not considered legally restricted and are included in cash and cash equivalents on the Condensed Consolidated Statement of Financial Position.
Cash was held across our US and international markets. A majority of cash in the U.S. was held in checking accounts within the credit facility bank group, including at a major global financial institution which management believes is creditworthy.

(f)	Compensation and Employee Benefits
Cash-Based Compensation
Compensation and benefits consist of salaries, bonuses, commissions, benefits and payroll taxes. Compensation is accrued over the related service period.
Equity-Based Compensation
Equity-based compensation awards are reviewed to determine whether such awards are equity- classified or liability-classified. Compensation expense related to equity-classified awards is equal to their grant-date fair value and generally recognized on a straight-line basis over the awards’ requisite service period. When certain settlement features require an award to be liability-classified, compensation expense is recognized over the service period, and such amount is adjusted at each statement of financial position date through the settlement date to the then current fair value of such award.
The Company recognizes equity-based award forfeitures in the period they occur as a reversal of previously recognized compensation expense. The reduction in compensation expense is determined based on the specific awards forfeited during that period. Furthermore, the Company recognizes all excess tax benefits and deficiencies as income tax benefit or expense in the Condensed Consolidated Statement of Operations.

(g)	Foreign Currency and Transactions
The Company has multiple functional currencies across various consolidated entities. All functional currencies that are not the U.S. dollar are converted upon consolidation at the reporting date. Monetary assets and liabilities denominated in foreign currency are remeasured into U.S. dollars at the closing rates of exchange on the date of the Condensed Consolidated Statement of Financial Position.
Non-monetary
assets and liabilities denominated in foreign currencies are remeasured into U.S. dollars using the historical exchange rate. The profit or loss arising from foreign currency transactions is remeasured using the rate in effect on the date of the relevant transaction. Gains and losses on transactions denominated in foreign currencies due to changes in exchange rates are recorded within Foreign currency translation adjustments.

(h)	Income Taxes
The Company accounts for income taxes under the asset and liability method in accordance with ASC 740. Under this method, deferred tax assets and liabilities are determined based on differences between the condensed consolidated financial statement carrying amounts and tax bases of assets and liabilities and operating loss and tax credit carryforwards and are measured using the enacted tax rates that are expected to be in effect when the differences reverse. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the Condensed Consolidated Statement of Operations in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred tax assets to an amount that, in the opinion of management, is more likely than not to be realized, meaning the likelihood of realization is greater than 50%.
The Company accounts for uncertain tax positions by reporting a liability for unrecognizable tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expense.

(i)	Other assets
Other assets include prepaid expenses, miscellaneous receivables, current income taxes receivable, fixed assets and software licenses. The Company amortizes assets over their respective useful lives, as applicable.

(j)	Investments
Investments in Debt Securities.
The Company classifies debt investments as
held-to-maturity
or trading based on the Company’s intent and ability to hold the debt security to maturity or its intent to sell the security. The Company does not have any held-to-maturity
debt investments.
Trading securities are those investments that are purchased principally for the purpose of selling them in the near term. Trading securities are carried at fair value on the Condensed Consolidated Statement of Financial Position with changes in fair value recorded in nonoperating income (expense) on the Condensed Consolidated Statement of Operations.
Investments in Equity Securities
. Equity securities are generally carried at fair value on the Condensed Consolidated Statement of Financial Position in accordance with ASC 321, “Investments – Equity Securities.” Changes in fair value are recorded in net gains (losses) in the Condensed Consolidated Statement of Operations.
Equity Method
. The Company applies the equity method of accounting for equity investments where the Company does not consolidate the investee but can exert significant influence over the financial and operating policies of the investee. The evaluation of whether the Company exerts control or significant influence over the financial and operational policies of its investees is based on the facts and circumstances surrounding each individual investment. The Company’s share of the investee’s underlying net income or loss is recorded as net gain (loss) on investments within current period earnings. The Company’s share of net income of the investee is recorded based upon the most current information available at the time, which may precede the date of the Condensed Consolidated Statement of Financial Position. Distributions received reduce the Company’s carrying value of the investee and the cost basis if deemed to be a return of capital. For certain investments, the Company may apply the alternative fair value option to the investment at initial measurement. The fair value measurement of investments in which the option is elected will be measured in accordance with ASC 825.
For equity method investments and nonmarketable investments, impairment evaluation considers qualitative factors, including the financial conditions and specific events related to an investee, which may indicate the fair value of the investment is less than the carrying value. For held-to-maturity
investments, impairment is evaluated using market values, when available, or the expected cash flows of the investment.

(k)	Leases
The Company accounts for its leases in accordance with ASC 842,
Leases
and recognizes a lease liability and
right-of-use
asset in the Condensed Consolidated Statement of Financial Position for contracts that it determines are leases or contain a lease. The Company evaluates leases at their inception to determine if they are to be accounted for as an operating lease or a finance lease. A lease is accounted for as a finance lease if it meets one of the following five criteria: the lease has a purchase option that is reasonably certain of being exercised, the present value of the future cash flows is substantially all of the fair market value of the underlying asset, the lease term is for a significant portion of the remaining economic life of the underlying asset, the title to the underlying asset transfers at the end of the lease term, or if the underlying asset is of such a specialized nature that it is expected to have no alternative uses to the lessor at the end of the term. Leases that do not meet the finance lease criteria are accounted for as an operating lease. At the inception of a finance lease, an asset and finance lease obligation are recorded at an amount equal to the lesser of the present value of the minimum lease payments and the property’s fair market value. Finance lease obligations are classified as either current or long-term based on the due dates of future lease payments, net of interest. The Company’s lease portfolio primarily consists of operating leases for office space in various countries around the world. The Company also has operating leases for office equipment and vehicles, which are not significant. The Company does not separate non-lease components from lease components for its office space and equipment operating leases and instead accounts for each separate lease component and its associated non-lease
component as a single lease component.
Right-of-use
assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the leases. The Company’s right-of-use
assets and lease liabilities are recognized at lease commencement based on the present value of lease payments over the lease term. Lease right-of-use
assets include initial direct costs incurred by the Company and are presented net of deferred rent and lease incentives. Absent an implicit interest rate in the lease, the Company uses its incremental borrowing rate, adjusted for the effects of collateralization, based on the information available at commencement in determining the present value of lease payments. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise those options. Lease expense for lease payments is recognized on a straight-line basis over the lease term. Lease right-of-use
assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable.
The Company does not recognize a lease liability or
right-of-use
asset on the balance for short-term leases. Instead, the Company recognizes short-term lease payments as an expense on a straight-line basis over the lease term. A short-term lease is defined as a lease that, at the commencement date, has a lease term of 12 months or less and does not include an option to purchase the underlying asset that the lessee is reasonably certain to exercise. When determining whether a lease qualifies as a short-term lease, the Company evaluates the lease term and the purchase option in the same manner as all other leases.

(l)	Intangible assets other than goodwill, net
The Company recognized certain finite-lived intangible assets as a result of the Business Combination. The Company’s finite-lived intangible assets consist of Trade Names, Customer Relationships, Investment Management Agreements and Backlog. Finite-lived intangible assets are amortized on a straight-line basis over their estimated useful lives.
The Company tests finite-lived intangible assets for impairment if certain events occur or circumstances change indicating that the carrying amount of the intangible asset may not be recoverable. The Company evaluates impairment by comparing the estimated fair value attributable to the intangible asset with its carrying amount. If an impairment exists, the Company adjusts the carrying value to equal the fair value by taking a charge through earnings.
The Company also recognized certain indefinite-lived intangible assets as a result of the Business Combination consisting of certain investment management agreements. These indefinite-lived intangibles are not subject to amortization, but are evaluated for impairment at least annually. In assessing its indefinite-lived intangible assets for impairment, the Company has the option to first perform a qualitative assessment to determine whether events or circumstances exist that lead to a determination that it is unlikely that the fair value of the indefinite-lived intangible asset is less than its carrying amount. If the Company determines that it is unlikely that the fair value of an indefinite-lived intangible asset is less than its carrying amount, the Company is not required to perform any additional tests in assessing the asset for impairment. However, if the Company concludes otherwise or elects not to perform the qualitative assessment, then it is required to perform a quantitative analysis to determine if the fair value of an indefinite-lived intangible asset is less than its carrying value. If through this quantitative analysis the Company determines the fair value of an indefinite-lived intangible asset exceeds its carrying amount, the indefinite-lived intangible asset is considered not to be impaired. If the Company concludes that the fair value of an indefinite-lived intangible asset is less than its carrying value, an impairment loss will be recognized for the amount by which the carrying amount exceeds the indefinite-lived intangible asset’s fair value.

(m)	Goodwill
Goodwill represents the excess of the purchase price in a business combination over the fair value of the tangible and intangible assets acquired and the liabilities assumed. Under ASC 350,
Intangibles— Goodwill and Other
, goodwill is not amortized, but rather is subject to an annual impairment test. Goodwill represents the excess of consideration over identifiable net assets of an acquired business. Goodwill is allocated at a reporting unit level. The Company has two reporting units, Asset Management and Wealth Management, and tests goodwill annually for impairment at each reporting unit. If, after assessing qualitative factors, the Company believes that it is more-likely-than-not
that the fair value of the reporting unit inclusive of goodwill is less than its carrying amount, the Company will perform a quantitative assessment to determine whether an impairment exists. If an impairment exists, the Company adjusts the carrying value of goodwill so that the carrying value of the reporting unit is equal to its fair value by taking a charge through earnings. The Company also tests goodwill for impairment in other periods if an event occurs or circumstances change such that it is more-likely-than-not
to reduce the fair value of the reporting unit below its carrying amount. No impairments have been recognized to date on the Company’s goodwill.

(n)	Fixed Assets, Net
Fixed assets are recorded at cost, less accumulated depreciation and amortization, and are included in the “Other assets” line item in the Company’s Condensed Consolidated Statement of Financial Position. Fixed assets are depreciated or amortized on a straight-line basis, with the corresponding depreciation and amortization expense included within general, administrative and other expenses in the Company’s Condensed Consolidated Statement of Operations. The estimated useful life for leasehold improvements is the lesser of the remaining lease term and the life of the asset, while other fixed assets are generally depreciated over a period of two to seven years. Fixed assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

(o)	Debt Obligations, Net
The Company’s debt obligations are recorded at amortized cost, net of any debt issuance costs, discounts and premiums. Debt issuances costs are deferred and along with discounts and premiums are amortized to interest expense in the Condensed Consolidated Statement of Operations over the life of the related debt instrument using the effective interest method. Unamortized debt issuance costs, discounts and premiums are written off to net losses on retirement of debt in the Condensed Consolidated Statement of Operations when the Company prepays borrowings prior to maturity.

(p)	Tax Receivable Agreement
The TRA liability represents amounts payable to certain
pre-Business
Combination equity holders of the Company. The portion of the TRA liability related to the Business Combination is deemed contingent consideration payable to the previous owners and is carried at fair value, with changes in fair value reported within other gain (loss) in the Condensed Consolidated Statement of Operations. Future exchanges of Class B Units for Class A Shares may increase the TRA liability. Those increases will be carried at a value equal to the expected future payments due under the TRA. No exchanges have occurred to date. For future increases due to exchanges the Company will record an initial estimate of future payments under the TRA portion as a decrease to additional paid-in
capital in the Condensed Consolidated Statement of Financial Position. Subsequent adjustments to the liability for future payments under the TRA related to changes in estimated future tax rates or state income tax apportionment are recognized through current period earnings in the Condensed Consolidated Statement of Operations.

(q)	Warrant Liability
The Company evaluated the Warrants in accordance with ASC
815-40
and concluded that a provision in the warrant agreement related to certain tender or exchange offers precludes the Warrants from being accounted for as components of equity. As the Warrants meet the definition of a derivative, the Warrants are recorded as derivative liabilities on the balance sheet and measured at fair value at each reporting date in accordance with ASC 820, Fair Value Measurement, with changes in fair value recognized in Other Income/(Expenses) in the Condensed Consolidated Statement of Operations in the period of change. Prior to the Business Combination the Sponsor held private warrants that were contributed to the Company and legally cancelled. The contribution and cancellation of these warrants resulted in derecognition of the private warrants and accounted for in additional paid in capital as of January 3, 2023. The Company subsequently issued new warrants with terms identical to those of the public warrants to the Target Companies’ selling shareholders classified as derivative liabilities.

(r)	Earn-out Liability
The
Earn-out
Securities, comprised of 3.3 million Class A Shares, 7.1 million Class B Shares, and 7.1 million Class B Units (one Class B share and one Class B Unit comprising a Paired Interest, as described in Note 3 (Business Combination), are payable to the Sponsor and the selling shareholders of TWMH, TIG, and Alvarium upon the achievement of certain vesting conditions in accordance with the terms of the Business Combination Agreement. Upon the Company’s Class A Share price meeting a volume-weighted average price threshold of $12.50 for 20 out of 30 trading days within five years of the Closing, fifty percent of the
Earn-Out
Securities will vest and be issued in settlement of the
Earn-out
Liability (or, in the case of the Sponsor, which shares have already been issued, will no longer be subject to forfeiture). Upon the Company’s Class A Share price meeting a volume-weighted average price threshold of $15.00 for 20 out of 30 trading days within five
years of the Closing, the remaining
fifty
percent of the
Earn-Out
Securities will vest and be issued. If, within
five
years of the Closing, a change of control event occurs (as defined in the Business Combination Agreement), any
Earn-Out
Securities not previously issued will be deemed to have vested and will be issued (or, in the case of the Sponsor, which shares have already been issued, will no longer be subject to forfeiture). The Company evaluated the terms of the earn-out
agreement in accordance with ASC
815-40
and concluded that the
Earn-out
Securities are precluded from being accounted for as a component of equity. Since the earn-out
agreement meets the definition of a derivative, the
Earn-out
Securities are recorded as a derivative liability on the balance sheet and measured at fair value at each reporting date in accordance with ASC 820, Fair Value Measurement, with changes in fair value recognized in Other Income/(Expenses) in the Condensed Consolidated Statement of Operations in the period of change.

(s)	Delayed share purchase agreement
Prior to the Business Combination, TWMH entered into an agreement to purchase a remaining non-
controlling interest in its consolidated subsidiary representing
51.1
% of shares in Tiedemann International Holdings, AG (“TIH”). This arrangement was agreed upon for a fixed consideration of $
1,818,440
and is accounted for as a liability until it is settled.

(t)	Non-controlling Interests
Non-controlling
interests in the net assets of consolidated subsidiaries are identified separately from the Company’s equity.
Non-controlling
interests consist of the amount of those interests at the date of the original business combination and the minority’s share of changes in equity since the date of the combination. The proportions of profit and loss and changes in equity allocated to the owners of the parent and to the non-controlling
interests are determined on the basis of existing ownership interests.

(u)	Derivative Financial Instruments
The Company accounts for derivative financial instruments in accordance with ASC 815, “Derivatives and Hedging,” which requires the Company to recognize all derivative instruments on the Condensed Consolidated Statement of Financial Position as either assets or liabilities and to measure them at fair value each reporting period unless they qualify for a normal purchases and normal sales exception. Normal purchases and normal sales contracts are those that provide for the purchase or sale of something other than a financial instrument or derivative instrument that will be delivered in quantities expected to be used or sold by a reporting entity over a reasonable period in the normal course of business.

(v)	Segment Reporting
Our business is organized into two operating segments: wealth management and asset management. Described below are the segments and the revenue generated by each, which broadly fall into three categories: recurring management, advisory, or administration fees; performance or incentive fees; and transaction fees.
Wealth Management
Our wealth management services principally consist of investment management and advisory services, trusts and administrative services, and family office services. Our wealth management client base includes high net worth individuals HNWIs, families, single family offices, foundations, and endowments globally. Investment management or advisory fees are the primary source of revenue in our wealth management segment. These fees are generally calculated based on a percentage of the value of each client’s AUM or AUA (as applicable). As of March 31, 2023 (Successor), this segment had $45.6 billion in AUM/AUA.

Investment Management and Advisory Services
In our investment management and advisory services teams, we diversify our clients’ portfolios across risk factors, geographies, and asset classes including private equity, private debt, hedge funds, real estate, and other assets through highly experienced third-party managers, who may be hard to access.
Trusts and Administration Services
The trusts and administration services that we provide include entity formation and management, creating or modifying trust instruments and/or administrative practices to meet beneficiary needs, full corporate, trustee-executor, and fiduciary services. We also offer provision of directors and company secretarial services, administering entity ownership of IP rights, advice and administration services in connection with investments in marine and aviation assets, and administering entity ownership of fine art and collectibles.
Family Office Services
Our family office services are tailored outsourced family office solutions and administrative services which we provide primarily to our larger clients. These services include bookkeeping and back-office services, private foundation management and grantmaking, oversight of trust administration, financial tracking and reporting, cash flow management and bill pay, and other financial services.
Asset Management
Our asset management services include alternatives platform, public and private real estate, co-
investment, and merchant banking businesses.
Alternatives Platform
Our alternatives platform represents our legacy TIG business which is an alternative asset manager. This platform includes our TIG Arbitrage strategy and funds managed by our External Strategic Managers. Our alternatives platform client base is predominantly comprised of institutional investors. The TIG Arbitrage strategy is our event-driven strategy based in New York through which management fees and incentive fees based on performance are received from the underlying funds and accounts. The strategies of our External Strategic Managers include Real Estate Bridge Lending, European Equities and Asian Credit and Special Situations. We receive distributions from our External Strategic Managers through our profit or revenue sharing arrangements that are generated through their management and incentive fees based on performance of the underlying investments. As of March 31, 2023 (Successor), this platform had $8.3 billion in AUM/AUA.
Real Estate - Public and Private
Our real estate business includes fund management services as well as co-investment
solutions. As of March 31, 2023 (Successor), this business had approximately $12.8 billion of AUM/AUA.
Fund Management
Our real estate fund management business manages two funds based in the United Kingdom, LXi REIT, a publicly traded REIT, and Home Long Income Fund, a private fund. Services offered through these funds include investments, financial planning and strategy, sales and marketing, and back and middle office infrastructure/administration. The funds are marketed primarily in the United Kingdom to institutional investors, primarily pension funds, as well as to retail investors. Fees from our real estate fund management business are earned from management and advisory fees.
Co-Investment
Our real estate
co-investment
business, which was part of the legacy Alvarium business, oversees deal origination, due diligence, documentation, and structuring from inception to exit for a variety of strategies including forward funding, development, income, value-add
and planning. Investors are typically HNWIs, single family offices, and institutional investors. Fees earned related to our real estate co-investment
business include private market, incentive fees, management and advisory fees, and placement and brokerage fees. As of March 31, 2023 (Successor), our real estate co-investment
platform has deployed more than $7.6 billion of capital (inclusive of capital raised for our public and private real estate funds), of which approximately 14% has been invested by legacy Alvarium shareholders and senior employees.
Merchant Banking
Our Merchant Banking division, which was part of the legacy Alvarium business, is a global corporate advisory practice that services companies principally in the media, consumer, healthcare, and technology and innovation sectors, as well as our wealth management clients around their operational businesses or family holding companies. Fees earned related to merchant banking include advisory fees, retainer fees, and project fees.

(w)	Other Income / Expenses
Other income and expenses is comprised of unrealized gains (losses) on investments, interest and dividend income (expense), income from equity method investees, and other items.
The Company holds investments in common stock, mutual funds, exchange-traded funds, and exchange- traded notes, which represent investments in equity and debt securities. The Company earns realized and unrealized gains and losses which depend on investment performance.
Interest income is earned through its investments in exchange-traded notes. These generally include debt securities held on a short- or medium-term basis when the Company has excess cash. The Company recognizes and records interest income using the effective interest method.
Dividend income is earned through investments in common stock, mutual funds, and exchange-traded funds. Dividend income is recorded on the ex-dividend
date.
The Company holds interests in various affiliated limited partnerships and limited liability companies, whose purpose is to achieve capital appreciation through investments in financial instruments and investment vehicles. The Company accounts for investments in which it has significant influence but not a controlling financial interest using the equity method of accounting and may earn income related to its equity in income of equity method investees. The equity method investments are in various fund complexes, including funds focused on infrastructure and utilities, high income yields, and multi-strategy, among others.

(x)	Recent Accounting Pronouncements
In October 2021, the FASB issued ASU
2021-08,
Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which modifies ASC 805 to require an acquiring entity in a business combination to recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with ASC 606,
Revenue from Contracts with Customers
. At the acquisition date, an acquirer should account for the related revenue contracts in accordance with ASC 606 as if it had originated the contracts. Under current GAAP, an acquirer generally recognizes such items at fair value on the acquisition date. This guidance is effective for annual and interim periods beginning after December 15, 2022, with early adoption permitted. The Company adopted this guidance on January 1, 2022 and applied the guidance prospectively to business combinations that occurred after this date. The adoption of this guidance did not have a material effect on the Company’s condensed consolidated financial statements.
In June 2022, the FASB issued ASU
2022-03,
Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in this update clarify the guidance in ASC 820 when measuring the fair value of an equity security subject to contractual sale restrictions and introduce new disclosure requirements related to such equity securities. The amendments are effective for fiscal years beginning after December 15, 2023, with early adoption permitted. The Company does not expect the impact of this guidance to be material to its condensed consolidated financial statements.
The Company has considered all newly issued accounting guidance that is applicable to its operations and the preparation of its unaudited condensed consolidated statements, including those it has not yet adopted. The Company does not believe that any such guidance has or will have a material effect on its financial position or results of operations.

ALVARIUM TIEDEMANN HOLDINGS, INC [Member]
Significant Accounting Policies [Line Items]
Summary Of Significant Accounting Policies
NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The accompanying financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”).
Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates
The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting periods.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. One of the more significant accounting estimates included in these financial statements is the determination of the fair value of the warrant liabilities. Such estimates may be subject to change as more current information becomes available and accordingly, the actual results could differ significantly from those estimates.
Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had cash of $85,540 and $551,258 as of December 31, 2022 and 2021, respectively. The Company did not have any cash equivalents as of December 31, 2022 and 2021.
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Deposit Insurance Corporation coverage. The Company has not experienced losses on this account.
Cash and Marketable Securities Held in Trust Account
Through December 29, 2022 and at December 31, 2021, substantially all of the assets held in the Trust Account were held in money market funds which invest in U.S. Treasury securities. At December 31, 2022, substantially all of the assets held in the Trust account were transferred and held in the cash in preparation for the Business Combination closing date.
Convertible Debt
The Company accounts for promissory note that feature conversion options in accordance with Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 815, “Derivatives and Hedging” (“ASC 815”). ASC 815 requires companies to bifurcate conversion options from their host instruments and account for them as freestanding derivative financial instruments according to certain criteria. These criteria include circumstances in which (i) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (ii) a promissory note that embodies both the embedded derivative instrument and the host contract is not re-measured at fair value under otherwise applicable GAAP with changes in fair value reported in earnings as they occur and (iii) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument.
Warrant Liabilities
The Company evaluates the Warrants (which are discussed in Note 3, Note 4 and Note 9), in accordance with FASB ASC Topic 815-40, “Derivatives and Hedging, Contracts in Entity’s Own Equity” (“ASC 815-40”) and concluded that a provision in its warrant agreement related to certain tender or exchange offers precludes the

Warrants from being accounted for as components of equity. As the Warrants meet the definition of a derivative as contemplated in ASC 815-40, the Warrants are recorded as derivative liabilities on the balance sheets and measured at fair value at inception (the date of the IPO) and at each reporting date in accordance with FASB ASC Topic 820, “Fair Value Measurement,” with changes in fair value recognized in the statements of operations in the period of change.
Offering Costs Associated with the Initial Public Offering
The Company complies with the requirements of the FASBASC 340-10-S99-1. Offering costs consisted of legal fees, accounting fees, underwriting fees and other costs incurred through the IPO that were directly related to the IPO. Offering costs are allocated to the separable financial instruments issued in the IPO based on a relative fair value basis, compared to total proceeds received. Offering costs associated with warrant liabilities are expensed as incurred, presented as non-operating expenses in the statements of operations. Offering costs associated with the Class A ordinary shares were charged to temporary equity upon the completion of the IPO.
Class A Ordinary Shares Subject to Possible Redemption
The Company accounts for its Class A ordinary shares subject to possible redemption in accordance with the guidance in ASC Topic 480 “Distinguishing Liabilities from Equity” (ASC 480). Ordinary shares subject to mandatory redemption (if any) are classified as a liability instrument and measured at fair value. Conditionally redeemable ordinary shares (including ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. All of the 34,500,000 Class A ordinary shares contain a redemption feature which allows for the redemption of such Class A ordinary shares in connection with the Company’s liquidation, if there is a shareholder vote or tender offer in connection with the Business Combination and in connection with certain amendments to the Company’s amended and restated memorandum and articles of association. In accordance with the SEC and its staff’s guidance on redeemable equity instruments, which has been codified in ASC 480-10-S99, redemption provisions not solely within the control of the Company require ordinary shares subject to redemption to be classified outside of permanent equity. Ordinary liquidation events, which involve the redemption and liquidation of all of the entity’s equity instruments, are excluded from the provisions of ASC 480. Accordingly, at December 31, 2022 and 2021, all Class A ordinary shares subject to possible redemption are presented at redemption value as temporary equity, outside of the shareholders’ deficit section of the Company’s balance sheets.
The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable ordinary shares to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable ordinary shares are affected by charges against additional paid in capital and accumulated deficit.

As of December 31, 2022 and 2021, the Class A ordinary shares subject to redemption reflected on the balance sheets are reconciled in the following table:

Gross Proceeds	$345,000,000
Less:
Proceeds allocated to Public Warrants	(15,007,500)
Class A ordinary shares issuance costs	(18,671,929)
Plus:
Remeasurement of carrying value to redemption value	33,679,429
Interest earned on Trust Account	31,308

Class A ordinary shares subject to possible redemption at December 31, 2021	$345,031,308
Interest earned on Trust Account	4,952,531

Class A ordinary shares subject to possible redemption at December 31, 2022	$349,983,839

Income Taxes
The Company accounts for income taxes under ASC 740, “Income Taxes” (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statement and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.
ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2022 and 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.
There is currently no taxation imposed on income by the government of the Cayman Islands. In accordance with Cayman Islands income tax regulations, income taxes are not levied on the Company. Consequently, income taxes are not reflected in the Company’s financial statements. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.
Fair Value of Financial Instruments
The Company follows the guidance in FASB ASC Topic 820, “Fair Value Measurement,” for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.
The fair value of certain of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:
Level 1 –Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not being applied. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.
Level 2 –Valuations based on (i) quoted prices in active markets for similar assets and liabilities, (ii) quoted prices in markets that are not active for identical or similar assets, (iii) inputs other than quoted prices for the assets or liabilities, or (iv) inputs that are derived principally from or corroborated by market through correlation or other means.
Level 3 –Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
See Note 9 for additional information on assets and liabilities measured at fair value.
Net Income (Loss) per Share
The Company complies with the accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share.” Net (loss) income per share is computed by dividing net (loss) income by the weighted average number of ordinary shares outstanding during the period. The Company has two classes of shares, Class A ordinary shares and Class B ordinary shares. Earnings and losses are shared pro rata between the two classes of shares. The Company has not considered the effect of the
20,400,000
Class A ordinary shares underlying the
11,500,000
Warrants and the
8,900,000
Private Warrants, in the calculation of diluted net (loss) income per share, since the exercise of the Warrants is contingent upon the occurrence of future events. As a result, diluted net (loss) income per ordinary share is the same as basic net (loss) income per ordinary share for the period presented.
The Company’s statements of operations apply the two-class method in calculating net (loss) income per share. Basic and diluted net (loss) income per Class A ordinary share and Class B ordinary share is calculated by dividing net (loss) income attributable to the Company by the weighted average number of Class A ordinary shares and Class B ordinary shares outstanding, allocated proportionally to each class of shares.
Reconciliation of Net (Loss) Income per Share
The Company’s net (loss) income is adjusted for the portion of net (loss) income that is allocable to each class of shares. The allocable net (loss) income is calculated by multiplying net (loss) income by the ratio of weighted average number of shares outstanding attributable to Class A ordinary shares and Class B ordinary shares to the total weighted average number of shares outstanding for the period. Remeasurement of the carrying value of Class A ordinary shares to redemption value is excluded from net (loss) income per ordinary share because the redemption value approximates fair value.

Accordingly, basic and diluted (loss) income per ordinary share is calculated as follows:

	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Class A Ordinary Shares
Numerator: Net income (loss) allocable to Class A ordinary shares
Net income (loss)	$8,779,014	$(1,035,380)
Less: Allocation of net income (loss) to Class B ordinary shares	(1,755,803)	(232,904)

Proportionate share of net income (loss)	$7,023,211	$(802,476)

Denominator: Weighted Average Class A ordinary shares
Basic and diluted weighted average shares outstanding	34,500,000	29,112,329

Basic and diluted net income (loss) per share	$0.20	$(0.03)

Class B Ordinary Shares
Numerator: Net income (loss) allocable to Class B ordinary shares
Net income (loss)	$8,779,014	$(1,035,380)
Less: Allocation of net income (loss) to Class A ordinary shares	(7,023,211)	(802,476)

Proportionate share of net income (loss)	$1, 755,803	$(232,904)
Denominator: Weighted Average Class B ordinary shares
Basic and diluted weighted average shares outstanding	8,625,000	8,449,315

Basic and diluted net income (loss) per share	$0.20	$(0.03)

Recent Accounting Pronouncements
The Company’s management does not believe that any other recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the accompanying financial statements
.